UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21666

 NAME OF REGISTRANT:                     Hatteras Master Fund, L.P.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8510 Colonnade Center Drive,
                                         Suite 150
                                         Raleigh, NC 27615

 NAME AND ADDRESS OF AGENT FOR SERVICE:  David B. Perkins
                                         8510 Colonnade Center Drive,
                                         Suite 150
                                         Raleigh, NC 27615

 REGISTRANT'S TELEPHONE NUMBER:          919-846-2324

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Hatteras Master Fund L.P.
--------------------------------------------------------------------------------------------------------------------------
 TOAST, INC.                                                                                 Agenda Number:  935609430
--------------------------------------------------------------------------------------------------------------------------
        Security:  888787108
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2022
          Ticker:  TOST
            ISIN:  US8887871080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Paul Bell                           Mgmt          No vote

1B.    Election of Director: Christopher P.                      Mgmt          No vote
       Comparato

1C.    Election of Director: Hilarie                             Mgmt          No vote
       Koplow-McAdams

1D.    Election of Director: David Yuan                          Mgmt          No vote

2.     Ratification of Appointment of Ernst &                    Mgmt          No vote
       Young LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2022.

3.     To approve, on an advisory (non-binding)                  Mgmt          No vote
       basis, the preferred frequency of future
       stockholder advisory votes on the
       compensation of our named executive
       officers.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Hatteras Master Fund, L.P.
By (Signature)       /s/ David B Perkins
Name                 David B Perkins
Title                President
Date                 08/29/2022